Equity - reserves (Tables)	6 Months Ended
Dec. 31, 2025
Equity - reserves [Abstract]
Movements in Reserves
	31-Dec-25	30-Jun-25
	$'000	$'000

Foreign currency translation reserve	(12,823)	(13,030)
Equity compensation reserve	7,520	10,583

	(5,303)	(2,447)

Movements in each class of reserve during the current period and previous financial year are set out below:

	Equity compensation reserve	Foreign currency translation reserve	Total
	$'000	$'000	$'000

Balance at 1 July 2024	9,663	(12,761)	(3,098)
Share based payment expensed/capitalised	6,106	-	6,106
Fair value of performance rights vested	(5,186)	-	(5,186)
Foreign currency translation differences for foreign operations	-	(269)	(269)

Balance at 30 June 2025	10,583	(13,030)	(2,447)
Share based payment expensed/capitalised	1,707	-	1,707
Fair value of performance rights vested	(4,770)	-	(4,770)
Foreign currency translation differences for foreign operations	-	207	207

Balance at 31 December 2025	7,520	(12,823)	(5,303)